STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
10	STOCKHOLDERS’ EQUITY

a.	Common Stock

The Company has total authorized Common Stock of 750,000,000  shares with a par value of $0.0001 each. The Company had 376,901,679 and 367,901,679 shares of Common Stock issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.

On July 8, 2022, the Company entered into a consulting agreement with a third-party contractor for a period of twelve months to (i) review the Company’s business plan; (ii) analyze and assess the Company’s revenues, costs, and cash flow; and (iii) introduce the Company to and interface on the Company’s behalf with potential and actual commercial partners. The Company issued 2,000,000 shares of Common Stock as compensation for the services rendered which were fully earned on the date of issue. These shares were valued at $84,000 at the date of grant. In addition, the contractor will receive a monthly fee of $3,000 for the term of the Agreement, commencing on August 1, 2022.

On July 8, 2022, the Company entered into a second consulting agreement with a separate third-party contractor for a period of twelve months to (i) review the Company’s business plan; (ii) analyze and assess the Company’s revenues, costs, and cash flow; and (iii) introduce the Company to and interface on the Company’s behalf with potential and actual commercial partners. The Company issued 2,000,000 shares of Common Stock as compensation for the services rendered which were fully earned on the date of issue. These shares were valued at $84,000 at the date of grant.

On July 11, 2022, the Board approved the issuance of  2,000,000 restricted shares of Common Stock to Richard Rosenblum, the Company’s President and Chief Financial Officer. These shares were valued at $110,000 at the date of grant.

On August 5, 2022, the Board approved the issuance of 3,000,000 shares of Common Stock to Samad Harake or his designees as compensation for the services rendered which were fully earned on the date of issue., Mr. Harake is the president and control person of Frictionless. These shares were valued at $165,000 at the date of grant.

b.	Restricted stock awards

A summary of restricted stock activity during the period January 1, 2021 to September 30, 2022 is as follows:

	Total restricted shares	Weighted average fair market value per share	Total unvested restricted shares	Weighted average fair market value per share	Total vested restricted shares	Weighted average fair market value per share
Outstanding January 1, 2021	20,495,000	$0.049	15,371,250	$0.049	5,123,750	$0.049
Granted and issued	2,500,000	0.050	2,500,000	0.050	-	-
Forfeited/Cancelled	(1,500,000)	(0.050)	(1,500,000)	(0.050)	-	-
Vested	-	-	(6,123,750)	(0.049)	6,123,750	0.049
Outstanding December 31, 2021	21,495,000	$0.049	10,247,500	$0.049	11,247,500	$0.049
Granted and issued	2,000,000	0.055	-	-	2,000,000	0.055
Forfeited/Cancelled	-	-	-	-	-	-
Vested	-	-	(5,123,750)	(0.049)	5,123,750	0.049
Outstanding September 30, 2022	23,495,000	$0.050	5,123,750	$0.049	18,371,250	$0.050

The restricted stock granted, issued and exercisable at September 30, 2022 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	15,371,250	$0.049
$0.050	1,000,000	0.050	1,000,000	0.050
$0.055	2,000,000	0.055	2,000,000	0.055
	23,495,000	$0.050	18,371,250	$0.050

The Company has recorded an expense of $172,766 and $44,165 for the three months ended September 30, 2022 and 2021, respectively and $298,298 and $188,448 for the nine months ended September 30, 2022 and 2021, respectively.

c.	Preferred Stock

The Company has authorized 25,000,000 shares of preferred stock with a par value of $0.0001 authorized. No preferred stock was issued and outstanding as of September 30, 2022 and December 31, 2021.

d.	Warrants

Effective July 8, 2022 (the “Effective Date”), the Company entered into an Endorsement Agreement with Pez-Mar, Inc., a California corporation (“Pez-Mar”), to furnish the services of Mario Lopez (“Lopez”). Pursuant to the Endorsement Agreement, Lopez will act as a Company spokesperson in connection with the promotion, advertisement and endorsement of the Company’s physical and virtual payment processing and money remittance business and the Company’s related products and services.

The Endorsement Agreement has a term of two (2) years from the Effective Date (the “Term”), which is subject to earlier termination on customary terms and conditions. The parties have agreed to certain deliverables of Lopez during the term of the agreement, including with respect to social media posts, television commercials, interviews and photo shoots. The Endorsement Agreement also contains other customary terms, covenants and conditions, including representations and warranties, restrictions on endorsements of competitive products during the term of the agreement, confidentiality, indemnification, and Pez-Mar and Lopez’s independent contractor status.

As compensation for the services provided under the Endorsement Agreement, Lopez or their designees are entitled to the following payments: (i) a cash endorsement fee of Three Hundred Thousand U.S. Dollars ($300,000 USD), payable as follows: (i) One Hundred Twenty-Five Thousand Dollars ($125,000) upon execution of the Endorsement Agreement, (ii) One Hundred Twenty-Five Thousand Dollars ($125,000) quarterly during the Term, beginning on the 90th day following the Effective Date, and (iii) Fifty Thousand Dollars ($50,000) on or prior to the first anniversary of the Effective Date and (ii) warrants exercisable for an aggregate of Fifteen Million (15,000,000) shares of the Common Stock at an exercise price of $0.0345 per share. The Warrants shall have a three-year term commencing from the Effective Date. The right to exercise the Warrants shall be subject to vesting during the Term but shall vest in full upon the consummation of a fundamental transaction involving the Company or upon certain termination events provided for in the Endorsement Agreement. The Exercise Price may be payable via “cashless exercise”, unless the underlying Shares are registered under an effective registration statement under the Securities Act of 1933, as amended. The Shares are subject to certain “piggyback” registration rights.

On August 30, 2022, the Company extended the maturity date of convertible notes issued to Cavalry and Mercer and agreed to grant each note holder a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share with an expiration date of August 30, 2027.

The fair value of the warrants granted and issued, as described above, were determined by using a Black Scholes valuation model using the following assumptions:

Nine months ended September 30, 2022
Exercise price	$0.0345 to 0.15
Risk free interest rate	3.14 to 3.27%
Expected life	3 to 5 years
Expected volatility of underlying stock	189.1 to 199.2%
Expected dividend rate	0%

A summary of warrant activity during the period January 1, 2021 to September 30, 2022 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2021	51,188,572	$0.05	$0.05
Granted	66,302,515	0.05 to 0.24	0.16
Forfeited/Cancelled	(20,000,000)	0.24	0.24
Exercised	(60,186,982)	0.05	0.05
Outstanding December 31, 2021	37,304,105	$0.05 – 0.1875	$0.12
Granted	21,000,000	0.0345 – 0.15	0.07
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding September 30, 2022	58,304,105	$0.05 – 0.1875	$0.11

The warrants outstanding and exercisable at September 30, 2022 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.0345	15,000,000	2.77		8,437,500		2.77
$0.05	10,823,813	3.03		10,823,813		3.03
$0.15	30,053,625	3.73		30,053,625		3.73
$0.1875	2,426,667	3.46		2,426,667		3.46
	58,304,105	3.34	$0.11	51,741,605	$0.11	3.42

The warrants outstanding have an intrinsic value of $0 as of September 30, 2022 and December 31, 2021.

e.	Stock options

On June 18, 2018, the Company established its 2018 Stock Incentive Plan (the “Plan”). The purpose of the Plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The Plan terminates after a period of ten years in June 2028.

The Plan is administered by the Board or a committee appointed by the Board, who have the authority to administer the Plan and to exercise all the powers and authorities specifically granted to it under the Plan.

The maximum number of securities available under the Plan is 800,000 shares of Common Stock. The maximum number of shares of Common Stock awarded to any individual during any fiscal year may not exceed 100,000 shares of Common Stock.

On October 22, 2021, the Company established its 2021 Stock Incentive Plan (“2021 Plan”). The purpose of the Plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants, advisors and service providers of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The Plan terminates after a period of ten years in August 2031.

The 2021 Plan is administered by the Board or a Compensation Committee appointed by the Board, who have the authority to administer the Plan and to exercise all the powers and authorities specifically granted to it under the Plan.

The maximum number of securities available under the 2021 Plan is 53,000,000 shares of Common Stock.

Under the 2021 Plan the company may award the following: (i) non-qualified stock options; (ii)) incentive stock options; (iii) stock appreciation rights; (iv) restricted stock; (v) restricted stock unit; and (vi) other stock-based awards.

On July 11, 2022, the Board approved, granted and issued 15,000,000 ten-year incentive stock options, with immediate vesting, to the Company’s Chairman and Chief Executive Officer at an exercise price of $0.15 per share. This resulted in an immediate expense of $823,854 for the three and nine months ended September 30, 2022.

On September 13, 2022, the Company granted ten-year options exercisable for 200,000 shares of Common Stock, with immediate vesting, to each of its four non-executive directors, totaling options exercisable for 800,000 shares of Common Stock at an exercise price of $0.04 per share. This resulted in an immediate expense of $31,970 for the three and nine months ended September 30, 2022.

The fair value of the options granted and issued were determined by using a Black Scholes valuation model using the following assumptions:

Nine months ended September 30, 2022
Exercise price	$ 0.04 to 0.15
Risk free interest rate	2.99 to 3.42%
Expected life	10.0 years
Expected volatility of underlying stock	206.4 to 208.4%
Expected dividend rate	0%

A summary of option activity during the period January 1, 2021 to September 30, 2022 is as follows:

	Shares Underlying options	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2021	100,000	$0.40	$0.40
Granted	30,416,666	0.15 – 0.24	0.15
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2021	30,516,666	$0.15 to 0.40	$0.15
Granted	15,800,000	0.04 – 0.15	0.14
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding September 30, 2022	46,316,666	$0.04 to 0.40	$0.15

The options outstanding and exercisable at September 30, 2022 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
0.04	800,000	9.96		800,000		9.96
0.15	45,208,333	9.19		35,625,000		9.27
0.24	208,333	8.40		208,333		8.40
0.40	100,000	6.25		100,000		6.25
	46,316,666	9.19	$0.15	36,733,333	$0.15	9.27

The options outstanding have an intrinsic value of $0 as of September 30, 2022 and December 31, 2021, respectively.

The option expense was $950,290 and $1,196,566 for the three months ended September 30, 2022 and 2021, respectively and $1,139,220 and $1,288,174 for the nine months ended September 30, 2022 and 2021, respectively.

11	STOCKHOLDERS’ EQUITY

a.	Common Stock

The Company has authorized 500,000,000 common shares with a par value of $0.0001 each. The Company has issued and outstanding 367,901,679 and 193,637,747 shares of common stock as of December 31, 2021 and 2020, respectively.

The following shares of common stock were issued by the Company during the year ended December 31, 2021:

●	In terms of debt conversion notices received between January 5, 2021 and February 23, 2021, the Company issued an aggregate of 61,793,616 shares of common stock for the conversion of $2,259,221 of convertible debt and interest thereon, realizing a loss on conversion of $5,498,820.

●	In terms of warrant exercise notices received between February 18, 2021 and June 23, 2021, the Company issued 60,186,982 shares of common stock for gross proceeds of $3,009,349.

●	On March 17, 2021, the Company, entered into Securities Purchase Agreements with several institutional investors, pursuant to which the Company agreed to sell to the Investors in a private placement (i) 30,333,334 shares of its common stock (the “Shares”) and (ii) warrants (the “Warrants”) to purchase up to an aggregate of 15,166,667 shares of its common stock for gross proceeds of approximately $4,550,000. The combined purchase price for one share of common stock and associated Warrant is $0.15.

●	Pursuant to an engagement letter dated as of March 6, 2021, by and between the Company and H.C. Wainwright & Co., LLC (“Wainwright”), the Company engaged Wainwright to act as the Company’s exclusive placement agent in connection with the private placement. Pursuant to the engagement agreement, the Company agreed to pay Wainwright a cash fee of 8.0% of the gross proceeds raised by the Company in the private placement. The Company also agreed to pay Wainwright (i) a management fee equal to 1.0% of the gross proceeds raised in the private placement; (ii) $35,000 for non-accountable expenses and (iii) up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses. In addition, the Company agreed to issue to Wainwright (or its designees) placement agent warrants (the “Placement Agent Warrants”) to purchase a number of shares equal to 8.0% of the aggregate number of Shares sold under the Purchase Agreement or warrants to purchase an aggregate of up to 2,426,667 shares of the Company’s common stock. The Placement Agent Warrants generally will have the same terms as the Warrants, except they will have an exercise price of $0.1875.

●	On April 5, 2021, the Board of directors approved advisory board agreements with four individuals, each agreement for a period of two years form the effective date of the agreement and may be terminated by each party with 30 days’ notice. As compensation the Company awarded each advisory board member 2,000,000 restricted shares of common stock, the restricted shares of common stock vest as to 75% on the effective date and 25% on the anniversary date of the agreement.

The following shares of common stock were issued by the Company during the year ended December 31, 2021:

●	On July 22, 2021, the Board of directors approved the issuance of 7,000,000 shares of common stock to board members that were appointed during the year. In Addition, a further 300,000 shares of common stock were issued to an employee of the Company and a further 3,650,000 shares of common stock were issued to various consultants.

●	On August 9, 2021, the Board of directors approved the issuance of 2,000,000 shares of common stock to a third party vendor.

●	The 1,500,000 shares of unvested restricted stock which was not physically issued to an employee were not earned due to the cessation of employment with the Company and were therefore cancelled.

b.	Restricted stock awards

On December 15, 2020, in terms of an employment agreement entered into with an employee, the Company granted 2,500,000 restricted shares of which 1,000,000 vested on January 1, 2021 and the remaining 1,500,000 shares vest over a period of two years. The 1,500,000 shares of unvested restricted stock which was not physically issued to the employee were not earned due to the cessation of employment with the Company.

A summary of restricted stock activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Total restricted shares	Weighted average fair market value per share	Total unvested restricted shares	Weighted average fair market value per share	Total vested restricted shares	Weighted average fair market value per share
Outstanding January 1, 2020	-	$-	-	$-	-	$-
Granted	20,495,000	0.049	20,495,000	0.049	-	-
Forfeited/Cancelled	-	-	-	-	-	-
Vested	-	-	(5,123,750)	(0.049)	5,123,750	0.049
Outstanding December 31, 2020	20,495,000	0.049	15,371,250	0.049	5,123,750	$0.049
Granted	2,500,000	0.050	2,500,000	0.050	-	-
Forfeited/Cancelled	(1,500,000)	(0.050)	(1,500,000)	(0.050)	-	-
Vested	-	-	(6,123,750)	(0.049)	6,123,750	0.049
Outstanding December 31, 2021	21,495,000	$0.049	10,247,500	$0.049	11,247,500	$0.049

The restricted stock granted and exercisable at December 31, 2021 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.049	20,495,000	$0.049	10,247,500	$0.049
$0.050	1,000,000	0.050	1,000,000	0.050
	21,495,000	$0.049	11,247,500	$0.049

The Company has recorded an expense of $301,064 and $502,127 for the years ended December 31, 2021 and 2020, respectively.

c.	Preferred Stock

The Company has authorized 25,000,000 shares of preferred stock with a par value of $0.0001 authorized, no preferred stock is issued and outstanding as of December 31, 2021 and December 31, 2020.

d.	Warrants

In terms of the Senior Secured convertible notes entered into with various noteholders as described in note 9 above, the Company issued five year warrants exercisable for a total of 28,709,182 shares of common stock at initial exercise prices ranging from $0.05 to $0.24 per share. The warrants have a cashless exercise option and an exercise limitation based on a certain beneficial ownership percentage of 4.99% which may be adjusted to 9.99%. The exercise price of the warrant is adjustable under the following conditions; i) subsequent equity sales are at a price below the exercise price of the warrant; ii) the Company issues options with an exercise price lower than the exercise price of the warrants; iii) issues convertible securities which are convertible into common stock at a price lower than the warrant exercise price; and iv) the option exercise price or rate of conversion for convertible securities results in a lower exercise price than the exercise price of the warrants.

The warrant holders also have the option to acquire subsequent rights offering rights, under certain circumstances and are entitled to pro-rata distributions made by the Company in assets or securities other than common stock.

The warrants include a fundamental transaction clause which will give the warrant holder the right on an as converted basis to the proceeds which common shareholders would be entitled to as a result of a fundamental transaction. Notwithstanding the aforementioned rights, provided the warrants are not registered under an effective registration statement, the holder of the warrant has the right to receive cash equal to the Black-Scholes value of the unexercised portion of the warrant in accordance with the terms of the warrant agreement.

On February 22, 2021, the Board of Directors of the Company appointed William Corbett, its Chief Executive Officer and then Interim Chief Financial Officer, as its Chairman of the Board and issued him a five-year warrant to purchase 20,000,000 shares of the Company’s common stock at an exercise price of $0.24, valued at $4,327,899 and expensed as stock based compensation during the current period.

In connection with the Securities Purchase Agreements with several institutional investors, disclosed in Note 9(a) above, the Company sold warrants to purchase up to an aggregate of 15,166,667 shares of its common stock. The combined purchase price for one share of common stock and associated Warrant is $0.15. The warrants were valued at $2,028,509 using a Black Scholes valuation model and using the assumptions disclosed below.

The Warrants are exercisable for a period of five years from the date of issuance and have an exercise price of $0.15 per share, subject to adjustment as set forth in the Warrants for stock splits, stock dividends, recapitalizations and similar events. The Investors may exercise the Warrants on a cashless basis if after the six month anniversary of date of issuance the shares of common stock underlying the Warrants (the “Warrant Shares”) are not then registered pursuant to an effective registration statement. Each Investor has contractually agreed to restrict its ability to exercise the Warrants such that the number of shares of the Company’s common stock held by the Investor and its affiliates after such exercise does not exceed the beneficial ownership limitation set forth in the Warrants which may not exceed initially 4.99% or 9.99% of the Company’s then issued and outstanding shares of common stock.

Pursuant to an engagement letter dated as of March 6, 2021, by and between the Company and Wainwright, the Company engaged Wainwright to act as the Company’s exclusive placement agent in connection with the private placement, discussed above. The Company agreed to issue to Wainwright (or its designees) Placement Agent Warrants to purchase an aggregate of up to 2,426,667 shares of the Company’s common stock. The Placement Agent Warrants generally will have the same terms as the Warrants, except they will have an exercise price of $0.1875. The warrants were valued at $323,924 using a Black Scholes valuation model and using the assumptions disclosed below.

On August 16, 2021, the Company and Mr. Corbett entered into an Executive Employment Agreement that replaced and superseded the previous executive employment agreement whereby the 20,000,000 warrants previously issued to Mr. Corbett were cancelled and as a replacement for the warrants, he was granted options to purchase 20,000,000 shares of common stock of the Company at a per share exercise price of $0.15.

The fair value of the warrants granted and issued were determined by using a Black Scholes valuation model using the following assumptions:

Year ended December 31, 2021
Exercise price	$0.05 to $0.24
Risk free interest rate	0.46% to 0.92%
Expected life	5.0 years
Expected volatility of underlying stock	213.84% to 215.33%
Expected dividend rate	0%

A summary of warrant activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	852,775	$2.00 to 6.25	$5.10
Granted	51,188,572	0.05	0.05
Forfeited/Cancelled	(852,775)	2.00 to 6.25	5.10
Exercised	-	-	-
Outstanding December 31, 2020	51,188,572	$0.05	$0.05
Granted	66,302,515	0.05 to 0.24	0.16
Forfeited/Cancelled	(20,000,000)	0.24	0.24
Exercised	(60,186,982)	0.05	0.05
Outstanding December 31, 2021	37,304,105	$0.05 – 0.1875	$0.12

The warrants outstanding and exercisable at December 31, 2021 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.05	10,823,813	3.78		10,823,813		3.78
$0.15	24,053,625	4.18		24,053,625		4.18
$0.1875	2,426,667	4.21		2,426,667		4.21
	37,304,105	4.07	$0.12	37,304,105	$0.12	4.07

The warrants outstanding have an intrinsic value of $0 as of December 31, 2021 and 2020.

e.	Stock options

On June 18, 2018, the Company established its 2018 Stock Incentive Plan (the “Plan”). The purpose of the Plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The Plan terminates after a period of ten years in June 2028.

The Plan is administered by the board of directors or a Committee appointed by the Board of Directors who have the authority to administer the Plan and to exercise all the powers and authorities specifically granted to it under the Plan.

The maximum number of securities available under the Plan is 800,000 shares of common stock. The maximum number of shares of common stock awarded to any individual during any fiscal year may not exceed 100,000 shares of common stock.

On October 22, 2021, the Company (with the approval of the Company’s shareholders) established its 2021 Stock Incentive Plan (“2021 Plan”). The purpose of the 2021 Plan is to promote the interests of the Company and the stockholders of the Company by providing directors, officers, employees and consultants, advisors and service providers of the Company with appropriate incentives and rewards to encourage them to enter into and continue in the employ or service of the Company, to acquire a proprietary interest in the long-term success of the Company and to reward the performance of individuals in fulfilling long-term corporate objectives. The 2021 Plan terminates after a period of ten years in August 2031.

The 2021 Plan is administered by the board of directors or a Compensation Committee appointed by the Board of Directors who have the authority to administer the 2021 Plan and to exercise all the powers and authorities specifically granted to it under the 2021 Plan.

The maximum number of securities available under the 2021 Plan is 53,000,000 shares of common stock.

Under the 2021 Plan the company may award the following: (i) non-qualified stock options; (ii)) incentive stock options; (iii) stock appreciation rights; (iv) restricted stock; (v) restricted stock unit; and (vi) other stock-based awards.

On February 22, 2021, the board awarded each of its directors, James Fuller and Andrey Novikov, options under the Company’s 2018 Stock Incentive Plan to purchase 208,333 shares of the Company’s common stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share.

On August 16, 2021, the Company and Mr. Corbett entered into an Executive Employment Agreement that replaced and superseded the previous executive employment agreement whereby the 20,000,000 warrants previously issued to Mr. Corbett were cancelled and as a replacement for the warrants, he was granted options to purchase 20,000,000 shares of common stock of the Company at a per share exercise price of $0.15. The options are exercisable for a period of ten years from the date of grant, vesting as to 50% on grant date and the remaining 50%, equally over a period of 36 months.

In terms of an employment agreement dated August 16, 2021, on August 31, 2021, the Board awarded Richard Rosenblum, the Company’s Chief Financial Officer an option to purchase 10,000,000 shares of the Company’s common stock at an exercise price of $0.15 per share. The options are exercisable for a period of ten years from the date of grant, vesting as to 50% on grant date and the remaining 50%, equally over a period of 36 months.

The fair value of the options granted and issued were determined by using a Black Scholes valuation model using the following assumptions:

Year ended December 31, 2021
Exercise price	$0.15
Risk free interest rate	1.26% to 1.27%
Expected life	10.0 years
Expected volatility of underlying stock	209.3% to 210.4%
Expected dividend rate	0%

On July 22. 2021, the board of directors authorized the reduction in the exercise price of the options exercisable for 208,333 shares of common stock granted to Mr. Fuller on February 22, 2021, from $0.24 per share to $0.15 per share, resulting in an immediate compensation charge of $6, the remaining terms of the option were unchanged.

The value of the reduction in the exercise price was determined using a Black Scholes valuation model utilizing the following assumptions:

Year ended December 31, 2021
Revised exercise price	$0.15
Original exercise price	$0.24
Risk free interest rate	1.27%
Expected life	9.6 years
Expected volatility of underlying stock	210.4%
Expected dividend rate	0%

No options were granted for the year ended December 31, 2020.

A summary of option activity during the period January 1, 2020 to December 31, 2021 is as follows:

	Shares Underlying options	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	100,000	$0.40	$0.40
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2020	100,000	0.40	0.40
Granted	30,416,666	0.15 – 0.24	0.15
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2021	30,516,666	$0.15 to 0.40	$0.15

The options outstanding and exercisable at December 31, 2021 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price*	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.15	30,208,333	9.64		16,875,000		9.64
$0.24	208,333	9.15		208,333		9.15
$0.40	100,000	6.99		100,000		6.99
	30,516,666	9.63	$0.15	17,183,333	$0.15	9.62

The options outstanding have an intrinsic value of $0 as of December 31, 2021 and 2020, respectively. The option expense was $1,382,639 and $0 for the years ended December 31, 2021 and 2020.